UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053 and 811-10089

Name of Fund: BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 02/28/2011

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2011 (Unaudited)	BlackRock Short-Term Bond Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC	$589,859,678

Total Investments (Cost - $583,652,292) – 100.3%	589,859,678
Liabilities in Excess of Other Assets – (0.3)%	(1,738,532)

Net Assets – 100.0%	$588,121,146

BlackRock Short-Term Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Short-Term Bond Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of February 28, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $589,859,678 and 100.0%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK SHORT-TERM BOND SERIES, INC.	FEBRUARY 28, 2011	1

Schedule of Investments February 28, 2011 (Unaudited)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

AEP Texas Central Transition Funding, Series 2006-A, Class A2, 4.98%, 7/01/15	USD	4,234	$4,451,379
AmeriCredit Automobile Receivables Trust:
Series 2007-AX, Class A4, 0.30%, 10/06/13 (a)		2,024	2,015,059
Series 2008-2, Class A2, 4.26%, 8/06/12 (a)		142	141,757
Series 2011-1, Class A3, 1.39%, 9/08/15		1,160	1,158,418
Ameriquest Mortgage Securities, Inc., Series 2004-FR1, Class A5, 4.46%, 5/25/34 (a)		1,881	1,868,862
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (b)		3,366	3,393,480
Bear Stearns Asset-Backed Securities Trust (a):
Series 2006-3, Class A1, 0.41%, 8/25/36		122	120,994
Series 2007-HE3, Class 1A1, 0.38%, 4/25/37		914	883,237
Capital One Auto Finance Trust, Class A4 (a):
Series 2006-C, 0.30%, 5/15/13		2,585	2,575,745
Series 2007-A, 0.29%, 11/15/13		436	434,443
Series 2007-B, 0.30%, 4/15/14		2,043	2,036,296
Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.56%, 3/17/14 (a)		2,050	2,046,896
CarMax Auto Owner Trust, Series 2008-2, Class A3B, 1.67%, 10/15/12 (a)		856	859,177
Chester Asset Receivables Dealings, Series 2006-A1, Class A, 0.81%, 5/15/13 (a)	GBP	2,050	3,331,345
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	USD	1,672	1,696,591
Citibank Omni Master Trust (b):
Series 2009-A12, Class A12, 3.35%, 8/15/16		1,345	1,380,049

Asset-Backed Securities	Par (000)		Value

Citibank Omni Master Trust (b) (concluded):
Series 2009-A17, Class A17, 4.90%, 11/15/18	USD	1,480	$1,596,663
Series 2009-A8, Class A8, 2.37%, 5/16/16 (a)		6,740	6,846,836
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		1,068	981,633
Series 2006-22, Class 2A1, 0.31%, 5/25/47 (a)		26	26,065
Series 2007-12, Class 2A1, 0.61%, 8/25/47 (a)		145	141,312
DaimlerChrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		4,608	4,710,585
Ford Credit Auto Owner Trust:
Series 2006-B, Class D, 7.12%, 2/15/13 (b)		2,090	2,096,688
Series 2009-A, Class A3B, 2.77%, 5/15/13 (a)		4,270	4,312,020
Series 2009-D, Class A4, 2.98%, 8/15/14		2,900	2,998,023
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A, 0.52%, 6/15/13 (a)		4,300	4,291,747
GCO Slims Trust, Series 2006-1A, Class Note, 5.72%, 3/01/22 (b)		2,579	2,052,916
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010- 1A, Class A, 4.25%, 1/15/22 (b)		571	573,742
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	3,041	4,240,345
MBNA Credit Card Master Note Trust, Series 2004-A9, Class A9, 0.68%, 2/20/14 (a)		1,555	2,124,440
Morgan Stanley Resecuritization Trust, Series 2010-F (a)(b):
Class A, 0.51%, 6/17/13	USD	2,340	2,336,379
Class B, 0.51%, 6/17/13		2,170	2,155,572
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 2/15/13		2,974	3,009,511
Ocwen Advance Receivables Backed Notes, Series 2010-1A, Class Note, 3.59%, 9/15/23 (b)		1,680	1,688,400
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ3, Class A6, 3.40%, 3/25/33 (c)		5,200	5,005,128

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
USD	US Dollar

BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011	1

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Residential Asset Mortgage Products, Inc. (concluded):
Series 2007-RS2, Class A1, 0.38%, 5/25/37 (a)	USD	754	$734,690
Series 2007-RZ1, Class A1, 0.33%, 2/25/37 (a)		23	22,505
Residential Asset Securities Corp., Series 2005-KS12, Class A2, 0.51%, 1/25/36 (a)		1,645	1,545,794
SLC Student Loan Trust, Series 2006-A, Class A4, 0.42%, 1/15/19 (a)		2,050	1,992,140
SLM Student Loan Trust (a):
Series 2002-1, Class A2, 0.41%, 4/25/17		842	840,425
Series 2008-5, Class A3, 1.60%, 1/25/18		9,400	9,660,711
Series 2010-C, Class A1, 1.92%, 12/15/17 (b)		2,354	2,372,876
Santander Consumer Acquired Receivables Trust, Series 2011-WO (b):
Class A2, 0.91%, 11/15/13		3,650	3,641,240
Class A3, 1.40%, 10/15/14		4,680	4,678,128
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		3,605	3,712,437
Series 2010-A, Class A2, 1.37%, 8/15/13 (b)		4,005	4,018,850
Soundview Home Equity Loan Trust (a):
Series 2003-2, Class A2, 0.91%, 11/25/33		3,541	3,245,922
Series 2007-OPT3, Class 2A1, 0.32%, 8/25/37		20	19,650
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.35%, 4/25/37 (a)		1,310	1,274,259

Total Asset-Backed Securities – 19.9%			117,341,360

Corporate Bonds

Aerospace & Defense — 0.6%
BAE Systems Holdings, Inc., 6.40%, 12/15/11 (b)		3,270	3,414,874

Airlines — 2.7%
Air Canada, 9.25%, 8/01/15 (b)		540	577,800
American Airlines, Inc.:
10.50%, 10/15/12		2,570	2,820,575
Series 2011-1-B, 7.00%, 7/31/19 (b)		750	750,000
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		1,530	1,572,075
Series 2000-1-B, 8.39%, 5/01/22		641	653,823
Series 2007-1-C, 7.34%, 4/19/14		1,992	2,012,295

Corporate Bonds	Par (000)		Value

Airlines (concluded)
Delta Air Lines, Inc.:
Series 02G1, 6.72%, 7/02/24	USD	1,507	$1,544,663
Series 02G2, 6.42%, 1/02/14		2,750	2,860,000
United Air Lines, Inc.:
12.75%, 7/15/12		2,058	2,299,209
Series 2007-1-A, 6.64%, 1/02/24		528	542,946

			15,633,386

Automobiles — 0.6%
Volkswagen International Finance NV, 1.63%, 8/12/13 (b)(d)		3,385	3,404,999

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13		3,745	3,824,739

Building Products — 0.6%
Masco Corp., 6.13%, 10/03/16		1,540	1,575,843
Owens Corning Inc., 6.50%, 12/01/16		1,770	1,935,345

			3,511,188

Capital Markets — 4.3%
CDP Financial, Inc., 3.00%, 11/25/14 (b)(d)		1,630	1,660,315
Credit Suisse:
5.50%, 5/01/14		1,825	2,006,598
3.50%, 3/23/15		1,600	1,636,341
Credit Suisse (USA) Inc., 6.13%, 11/15/11		525	545,444
FIH Erhvervsbank A/S (b):
2.45%, 8/17/12		1,030	1,050,803
1.75%, 12/06/12		3,855	3,877,804
The Goldman Sachs Group, Inc.:
6.00%, 5/01/14		687	760,739
3.70%, 8/01/15		1,730	1,753,924
Goldman Sachs Group LP, 5.00%, 10/01/14		1,922	2,070,561
Macquarie Bank Ltd., 4.10%, 12/17/13 (b)(d)		5,595	6,048,581
Morgan Stanley:
6.00%, 4/28/15		1,600	1,751,702
4.00%, 7/24/15		2,115	2,165,441

			25,328,253

Chemicals — 0.5%
Airgas, Inc., 2.85%, 10/01/13		2,985	3,035,500

Commercial Banks — 5.8%
Amsouth Bank, 5.20%, 4/01/15		100	97,750
City National Corp., 5.13%, 2/15/13		1,355	1,426,877
DEPFA ACS Bank, 5.50%, 6/28/11 (b)		1,700	1,717,865
Dexia Credit Local SA, 2.38%, 9/23/11 (b)(d)		4,085	4,118,350
Eksportfinans ASA, 5.00%, 2/14/12 (d)		5,350	5,575,433
North Fork Bancorp., Inc., 5.88%, 8/15/12		2,031	2,134,553
Regions Financial Corp.:
6.38%, 5/15/12		1,630	1,671,728
4.88%, 4/26/13		4,445	4,467,225

2	BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Banks (concluded)
Royal Bank of Scotland Group Plc, 0.71%, 4/08/11 (a)(b)	USD	8,300	$8,303,536
Standard Chartered Plc, 3.85%, 4/27/15 (b)		3,140	3,232,680
Wells Fargo & Co., 5.50%, 6/15/16		1,695	1,731,246

			34,477,243

Commercial Services & Supplies — 0.4%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)		2,374	2,439,285

Consumer Finance — 1.6%
American Express Bank FSB, 5.50%, 4/16/13		4,045	4,347,687
Capital One Financial Corp., 6.25%, 11/15/13		970	1,075,418
Ford Motor Credit Co. LLC, 9.88%, 8/10/11		1,195	1,234,454
MBNA America European Structured Offerings No. 7, 5.45%, 4/19/11	EUR	2,080	2,882,548

			9,540,107

Containers & Packaging — 0.3%
Rock-Tenn Co., 9.25%, 3/15/16	USD	337	370,700
Temple-Inland, Inc.:
7.88%, 5/01/12		845	905,528
6.63%, 1/15/16		730	780,096

			2,056,324

Diversified Financial Services — 2.8%
Ally Financial, Inc., 8.30%, 2/12/15		1,125	1,269,844
Bank of America Corp., 4.50%, 4/01/15		2,933	3,063,592
Citigroup, Inc., 0.84%, 8/10/11 (a)	GBP	2,730	4,414,657
General Electric Capital Corp., 0.43%, 11/01/12 (a)(d)	USD	6,350	6,330,759
Novus USA Trust, 1.56%, 11/18/11 (a)(b)		1,730	1,729,355

			16,808,207

Diversified Telecommunication Services — 1.4%
Qwest Corp.:
8.88%, 3/15/12		3,515	3,774,232
3.55%, 6/15/13 (a)		250	261,250
TELUS Corp., 8.00%, 6/01/11		352	358,507
Telefonica Emisiones SAU, 5.98%, 6/20/11		3,563	3,618,579

			8,012,568

Electric Utilities — 0.7%
FPL Group Capital, Inc., 5.63%, 9/01/11		1,040	1,065,552
Florida Power Corp., 6.65%, 7/15/11		1,325	1,354,472
Great Plains Energy, Inc., 2.75%, 8/15/13		1,480	1,499,727

			3,919,751

Corporate Bonds	Par (000)		Value

Electronic Equipment, Instruments & Components — 0.7%
Agilent Technologies, Inc.:
4.45%, 9/14/12	USD	2,983	$3,105,724
5.50%, 9/14/15		705	763,899

			3,869,623

Food Products — 0.9%
Tyson Foods, Inc., 10.50%, 3/01/14		1,715	2,070,862
Wm. Wrigley Jr. Co., 2.45%, 6/28/12 (b)		3,000	3,014,769

			5,085,631

Health Care Equipment & Supplies — 0.7%
CareFusion Corp., 4.13%, 8/01/12		3,925	4,071,198

Hotels, Restaurants & Leisure — 1.3%
MGM Mirage, 13.00%, 11/15/13		2,795	3,347,013
Sheraton Holding Corp., 7.38%, 11/15/15		248	277,760
Starwood Hotels & Resorts Worldwide Inc., 7.88%, 10/15/14		2,213	2,522,820
Wyndham Worldwide Corp., 9.88%, 5/01/14		1,287	1,522,693

			7,670,286

Household Durables — 1.1%
Newell Rubbermaid, Inc., 5.50%, 4/15/13		3,125	3,364,947
Toll Brothers Finance Corp., 4.95%, 3/15/14		3,000	3,138,051

			6,502,998

Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group Inc., 4.55%, 6/15/15		1,379	1,439,640

Insurance — 4.5%
Allstate Financial Global Funding, 6.50%, 6/14/11 (b)		595	604,288
American International Group, Inc., 3.65%, 1/15/14		3,530	3,625,370
Lincoln National Corp., 4.30%, 6/15/15		3,120	3,253,405
MetLife, Inc., 2.38%, 2/06/14		3,320	3,363,894
Metropolitan Life Global Funding I (b):
2.20%, 6/10/11 (a)(d)		3,600	3,618,893
2.88%, 9/17/12		1,050	1,073,725
5.13%, 4/10/13 (d)		3,715	3,977,907
PRICOA Global Funding I, 5.63%, 5/24/11 (b)(e)		3,370	3,407,467
Prudential Financial, Inc., 2.75%, 1/14/13		1,925	1,951,074
XL Capital (Europe) Plc, 6.50%, 1/15/12		1,400	1,463,472

			26,339,495

BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011	3

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Life Sciences Tools & Services — 0.6%
Life Technologies Corp., 3.38%, 3/01/13	USD	3,640	$3,747,402

Machinery — 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		2,045	2,464,305

Media — 3.8%
CCH II LLC, 13.50%, 11/30/16		3,425	4,148,531
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		323	358,530
Series B, 9.25%, 12/15/17		1,294	1,439,575
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13		3,610	4,094,386
DIRECTV Holdings LLC, 3.13%, 2/15/16		3,365	3,317,695
The Interpublic Group of Cos., Inc., 6.25%, 11/15/14		1,055	1,145,994
NBC Universal, Inc., 2.10%, 4/01/14 (b)		3,580	3,537,061
Time Warner Cable, Inc., 6.20%, 7/01/13		2,570	2,837,257
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	967	1,693,830

			22,572,859

Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/01/15	USD	3,185	3,336,287
8.38%, 4/01/17		2,901	3,220,110
Rio Tinto Finance USA Ltd., 8.95%, 5/01/14		2,910	3,523,012
Teck Resources Ltd., 10.75%, 5/15/19		1,175	1,513,753

			11,593,162

Multi-Utilities — 1.3%
CenterPoint Energy, Inc., 6.85%, 6/01/15		1,605	1,816,197
CenterPoint Energy Transition Bond Co. LLC, Series A-2, 4.97%, 8/01/14		2,408	2,487,616
Duke Energy Ohio, Inc., 5.70%, 9/15/12		3,010	3,220,510

			7,524,323

Multiline Retail — 0.9%
Dollar General Corp., 10.63%, 7/15/15		3,210	3,466,800
Macy’s Retail Holdings Inc., 7.45%, 7/15/17		1,000	1,112,500
The May Department Stores Co., 5.75%, 7/15/14		483	515,602

			5,094,902

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,570	1,721,742
Arch Coal, Inc., 7.25%, 10/01/20		822	873,375
BP Capital Markets Plc:
3.13%, 3/10/12		775	792,487
5.25%, 11/07/13		3,934	4,271,085

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Chesapeake Energy Corp., 7.63%, 7/15/13	USD	1,940	$2,163,100
Enterprise Products Operating LLC, Series B, 6.38%, 2/01/13		3,020	3,281,970
MidAmerican Funding LLC, 6.75%, 3/01/11		1,315	1,315,000
Petrobras International Finance Co.:
7.75%, 9/15/14		1,600	1,853,200
3.88%, 1/27/16		1,215	1,226,805
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (b)		2,310	2,482,492
Southeast Supply Header LLC, 4.85%, 8/15/14 (b)		2,165	2,270,412

			22,251,668

Paper & Forest Products — 0.8%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13		1,315	1,376,741
5.63%, 4/20/15		1,160	1,237,150
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,685	1,899,837

			4,513,728

Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc., 6.13%, 11/01/12		282	302,771
HCP, Inc., 2.70%, 2/01/14		1,320	1,330,242
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,451,378
ProLogis:
5.75%, 4/01/16		700	754,907
6.25%, 3/15/17		810	883,313
The Rouse Co. LP, 7.20%, 9/15/12		1,710	1,786,950

			6,509,561

Real Estate Management & Development — 0.2%
The Unique Pub Finance Co. Plc, Series M, 7.40%, 3/28/24	GBP	940	1,195,744

Road & Rail — 2.0%
Asciano Finance Ltd., 3.13%, 9/23/15 (b)	USD	3,620	3,462,135
Burlington Northern Santa Fe Corp.:
6.75%, 7/15/11		1,425	1,459,243
7.00%, 2/01/14		840	958,758
CSX Corp.:
5.50%, 8/01/13		1,108	1,207,035
6.25%, 4/01/15		2,500	2,841,487
Union Pacific Corp., 6.13%, 1/15/12		1,960	2,047,438

			11,976,096

Semiconductors & Semiconductor Equipment — 1.0%
Maxim Integrated Products, Inc., 3.45%, 6/14/13		2,280	2,324,827
National Semiconductor Corp., 6.15%, 6/15/12		3,530	3,725,873

			6,050,700

4	BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Tobacco — 0.6%
Altria Group, Inc., 7.75%, 2/06/14	USD	1,525	$1,755,048
BAT International Finance Plc, 8.13%, 11/15/13 (b)		1,474	1,714,825

			3,469,873

Wireless Telecommunication Services — 3.7%
America Movil SAB de CV, 5.50%, 3/01/14		1,908	2,092,057
CellCo Partnership:
3.75%, 5/20/11		7,575	7,628,813
5.25%, 2/01/12 (d)		5,665	5,899,503
Crown Castle Towers LLC, 4.52%, 1/15/15 (b)		2,860	2,972,409
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		1,165	1,174,466
Rogers Cable, Inc., 6.25%, 6/15/13		1,000	1,107,682
SBA Tower Trust, 4.25%, 4/15/40 (b)		1,115	1,165,383

			22,040,313

Total Corporate Bonds – 54.5%			321,389,931

Foreign Agency Obligations

Province of Ontario Canada, 0.76%, 5/22/12 (a)		3,270	3,286,504

Total Foreign Agency Obligations – 0.6%			3,286,504

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 16.7%
Arkle Master Issuer Plc:
Series 2006-1X, Class 4A1,
0.40%, 2/17/52		740	738,194
Series 2010-1A, Class 2A,
1.43%, 5/17/60 (a)(b)		3,705	3,693,044
Arran Residential Mortgages Funding Plc (a):
Series 2006-2A, Class A2B,
0.35%, 9/20/56 (b)		3,500	3,486,567
Series 2007-3A, Class A2B,
0.36%, 9/16/56 (b)		1,138	1,120,164
Series 2007-3X, Class A2A,
0.81%, 9/16/56	GBP	1,363	2,181,551
Series 2010-1A, Class A1C,
1.51%, 5/16/47 (b)	USD	3,581	3,581,493
Banc of America Mortgage Securities, Inc. (a):
Series 2003-J, Class 2A1,
3.22%, 11/25/33		1,072	1,048,950
Series 2004-A, Class 2A2,
2.79%, 2/25/34		666	613,290

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued)
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.22%, 12/25/35 (a)(b)(f)	USD	50	$50,120
Citicorp Mortgage Securities, Inc., Series 2006-2, Class 1A7, 5.75%, 4/25/36		2,851	2,860,855
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 2A1, 3.00%, 12/20/35 (a)		2,718	2,119,022
Fosse Master Issuer Plc, Series 2006-1A, Class A2, 0.36%, 10/18/54 (a)(b)		157	156,269
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.95%, 1/25/35 (a)		5,529	5,139,093
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 3A1, 0.39%, 11/20/56 (a)(b)		3,119	3,071,112
Holmes Master Issuer Plc (a):
Series 2007-1, Class 3A3, 0.87%, 7/15/40	GBP	4,040	6,558,685
Series 2007-2A, Class 3A1, 0.37%, 7/15/21	USD	6,360	6,331,488
Series 2007-2X, Class 3A2, 0.93%, 7/15/21	EUR	2,630	3,613,189
Series 2007-2X, Class 3A3, 0.82%, 7/15/21	GBP	1,445	2,338,772
Homebanc Mortgage Trust, Series 2005-3, Class A1, 0.50%, 7/25/35 (a)	USD	4,818	3,877,215
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A, 0.72%, 1/26/37 (a)(b)		1,554	1,499,786
Ocwen Residential MBS Corp., Series 1998-R2, Class AP, 15.17%, 11/25/34 (a)(b)		92	16,646
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B, 0.54%, 11/25/35 (a)		1,430	1,295,406
Permanent Financing Plc, Series 9A, Class 3A, 0.40%, 6/10/33 (a)(b)		2,200	2,199,421
Permanent Master Issuer Plc (a):
Series 2006-1, Class 6A1, 0.89%, 4/15/20	GBP	3,760	5,958,995
Series 2008-2, Class 1A, 1.58%, 4/15/14		1,920	3,105,354
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.56%, 5/25/35 (a)	USD	1,541	1,352,557
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22		3	3,486
SunTrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.58%, 4/25/37 (a)		3,974	3,389,530

BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011	5

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2, 1.11%, 6/12/40 (a)	EUR	2,359	$3,160,979
Thornburg Mortgage Securities Trust (a):
Series 2006-4, Class A1, 0.39%, 7/25/36	USD	364	361,084
Series 2006-4, Class A2B, 0.38%, 7/25/36		1,207	1,202,472
Series 2006-5, Class A1, 0.38%, 10/25/46		5,097	5,042,282
Series 2006-6, Class A1, 0.37%, 11/25/46		6,457	6,409,428
Series 2007-1, Class A2B, 0.36%, 3/25/37		6,988	6,870,500
Series 2007-1, Class A3A, 0.36%, 3/25/37		2,153	2,117,295
Series 2007-2, Class A2A, 0.39%, 6/25/37		2,155	2,107,437
Walsh Acceptance, Series 1997-2, Class A, 2.31%, 3/01/27 (a)		27	26,978

			98,698,709

Commercial Mortgage-Backed Securities — 9.0%
Banc of America Commercial Mortgage, Inc., Series 2001- PB1, Class A2, 5.79%, 5/11/35		1,610	1,619,951
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A1, 4.49%, 11/15/36		202	201,872
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2, Class AAB, 5.37%, 1/15/46 (a)		1,800	1,897,144
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		3,440	3,536,107
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/27 (b)		5,800	5,752,932
GE Capital Commercial Mortgage Corp., Class A2:
Series 2001-1, 6.53%, 5/15/33		1,421	1,420,164
Series 2001-3, 6.07%, 6/10/38		4,655	4,748,912
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2, 6.70%, 4/15/34		2,398	2,402,658
GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2, 6.45%, 8/05/18 (a)(b)		3,536	3,604,359
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB, 5.82%, 6/15/49 (a)		1,840	1,949,321

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)	USD	3,255	$3,514,556
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, 6.36%, 3/12/34 (f)		184	184,245
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A1, 5.64%, 8/15/39 (a)		2,114	2,143,845
Titan Europe Plc, Series 2006- 4FSX, Class A1, 4.82%, 9/03/14 (a)	GBP	1,889	2,994,161
Wachovia Bank Commercial Mortgage Trust, Class A4:
Series 2002-C1, 6.29%, 4/15/34	USD	14,500	15,040,422
Series 2007-C33, 5.90%, 2/15/51 (a)		1,945	2,100,963

			53,111,612

Total Non-Agency Mortgage-Backed Securities – 25.7%			151,810,321

Taxable Municipal Bonds

New York City Industrial Development Agency, RB, JFK International Airport Project, Series A, AMT, 8.00%, 8/01/12		1,200	1,241,616
State of California, GO:
5.10%, 8/01/14		705	724,810
3.95%, 11/01/15		610	614,014
Various Purpose 3, Mandatory Put Bonds, 5.65%, 4/01/39 (a)		4,120	4,248,256
State of Illinois, GO:
2.77%, 1/01/12		4,220	4,227,807
4.07%, 1/01/14		970	974,122

Total Taxable Municipal Bonds – 2.0%			12,030,625

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.1%
Fannie Mae, 5.25%, 8/01/12		5,960	6,329,413

Collateralized Mortgage Obligations — 1.4%
Fannie Mae Mortgage-Backed Securities:
Series 2006-25, Class TA, 6.00%, 11/25/29		92	92,453
Series 2006-M2, Class A1A, 4.86%, 8/25/16 (a)		1,907	2,008,727
Series 2901, Class KA, 5.00%, 9/15/32		2,103	2,200,956

6	BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011

Schedule of Investments (continued)	Short-Term Bond Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities, Series 2724, Class PD, 5.00%, 4/15/21	USD	3,893	$4,022,964

			8,325,100

Federal Deposit Insurance Corporation Guaranteed — 2.1%
Citigroup Funding, Inc. (d):
1.38%, 5/05/11		4,725	4,734,526
2.25%, 12/10/12		2,440	2,503,848
General Electric Capital Corp., 2.63%, 12/28/12		800	827,114
Morgan Stanley, 2.25%, 3/13/12 (d)		4,470	4,554,201

			12,619,689

Interest Only Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed Securities, Series 2008-7, Class SA, 3.14%, 2/20/38 (a)		11,728	1,351,835

Mortgage-Backed Securities — 18.8%
Fannie Mae Mortgage-Backed Securities:
2.58%, 8/01/35 (a)		1,948	2,023,469
3.50%, 3/01/26 (g)		15,000	15,028,125
4.00%, 7/01/19 - 3/15/41 (d)(g)		57,145	57,024,967
5.00%, 12/01/17 - 12/01/21 (d)		10,593	11,358,898
5.50%, 11/01/17 - 3/15/41 (d)(g)		22,902	24,596,112
Freddie Mac Mortgage-Backed Securities, 5.50%, 10/01/17		660	714,929

			110,746,500

Total U.S. Government Sponsored Agency Securities – 23.6%			139,372,537

U.S. Treasury Obligations

U.S. Treasury Notes (d):
0.63%, 1/31/13		10,260	10,254,788
1.25%, 2/15/14		2,935	2,942,337
2.00%, 1/31/16		19,205	19,113,469

Total U.S. Treasury Obligations – 5.5%			32,310,594
Total Long-Term Investments (Cost – $768,991,332) – 131.8%			777,541,872

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (f)(h)		1,281,362	$1,281,362

Total Short-Term Securities (Cost – $1,281,362) – 0.2%			1,281,362

Options Purchased	Contracts

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.25, Expires 9/16/11		134	88,775

Total Options Purchased (Cost – $89,144) – 0.0%			88,775

Total Investments Before Options Written (Cost – $770,361,838*) – 132.0%			778,912,009

Options Written

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 97.75, Expires 9/16/11		134	(46,900)

	Notional Amount (000)

Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, Expires 3/02/11, Broker Royal Bank of Scotland Plc	USD	26,000	(684,814)

Total Options Written (Premiums Received – $133,832) – (0.1)%			(731,714)

Total Investments, Net of Options Written – 131.9%			778,180,295
Liabilities in Excess of Other Assets – (31.9)%			(188,320,617)

Net Assets – 100.0%			$589,859,678

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$770,361,838

Gross unrealized appreciation	$13,615,805
Gross unrealized depreciation	(5,065,634)

Net unrealized appreciation	$8,550,171

(a)	Variable rate security. Rate shown is as of report date.

BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011	7

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par (000)/ Shares Held at May 31, 2010	Par (000)/ Shares Purchased	Par (000)/ Shares Sold	Par (000)/ Shares Held at February 28, 2011	Value at February 28, 2011	Realized Loss	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.22%, 12/25/35	$50	—	—	$50	$50,120	—	$4,045
BlackRock Liquidity Funds, TempFund, Institutional Class	—	1,281,362	—	1,281,362	$1,281,362	—	$4,127
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.30%, 10/12/33	$1,304	—	$(1,304)	—	—	$(25,807)	$2,097
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, 6.36%, 3/12/34	$1,565	—	$(1,381)	$184	$184,245	$(31,530)	$44,497

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets, Inc.	$10,666,254	$9,473
Deutsche Bank Securities, Inc.	$5,878,125	$9,668
Goldman Sachs & Co.	$22,422,660	$135,004
JPMorgan Securities, Inc.	$2,885,625	$4,640
Morgan Stanley & Co., Inc.	$33,071,890	$39,777

(h)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of February 28, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	370,000	USD	591,541	Citibank NA	4/14/11	$9,699
USD	30,472,597	GBP	19,295,500	Citibank NA	4/14/11	(882,061)
USD	2,964,231	GBP	1,844,000	Deutsche Bank AG	4/14/11	(32,219)
USD	20,182,638	EUR	14,748,000	Citibank NA	4/27/11	(154,270)

Total						$(1,058,851)

8	BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

•	Reverse repurchase agreements outstanding as of February 28, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA), LLC	0.40%	9/07/10	Open	$5,953,566	$5,942,012
UBS Securities LLC	0.35%	9/14/10	Open	5,192,467	5,184,000
Barclay’s Capital, Inc.	0.40%	9/27/10	Open	6,697,265	6,685,750
Barclay’s Capital, Inc.	0.28%	10/19/10	Open	6,308,026	6,301,508
Credit Suisse Securities (USA), LLC	0.31%	10/19/10	Open	4,645,315	4,640,000
Credit Suisse Securities (USA), LLC	0.30%	10/20/10	Open	4,460,038	4,455,137
Bank of America	0.37%	11/16/10	Open	4,140,526	4,136,063
Deutsche Bank Securities, Inc.	0.40%	12/10/10	Open	5,743,455	5,738,290
Barclay’s Capital, Inc.	0.27%	12/13/10	Open	2,389,547	2,388,150
Bank of America	0.37%	1/12/11	Open	5,849,659	5,846,775
Credit Suisse Securities (USA), LLC	0.40%	1/28/11	Open	1,616,312	1,615,737
BNP Paribas Securities Corp.	0.23%	2/10/11	3/10/11	14,682,782	14,681,000
BNP Paribas Securities Corp.	0.23%	2/14/11	3/10/11	3,078,295	3,078,000
Credit Suisse Securities (USA), LLC	0.25%	2/15/11	3/15/11	14,401,400	14,400,000
Deutsche Bank Securities, Inc.	0.14%	2/28/11	3/01/11	19,181,068	19,180,994
BNP Paribas Securities Corp.	0.15%	2/28/11	3/01/11	2,938,681	2,938,669
Barclay’s Capital, Inc.	0.18%	2/28/11	3/01/11	10,260,051	10,260,000
UBS Securities LLC	0.38%	2/28/11	Open	3,854,353	3,854,312

Total				$121,392,806	$121,326,397

•	Financial futures contracts purchased as of February 28, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

503	2-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$109,788,122	$15,207
120	Euro-Dollar	Chicago Mercantile	December 2012	$29,617,761	(193,761)

Total					$(178,554)

•	Financial futures contracts sold as of February 28, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

12	Euro-Dollar	Chicago Mercantile	March 2011	$2,969,663	$(20,887)
151	10-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$17,917,101	(58,977)
844	5-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$97,627,815	(1,067,435)
8	Euro-Dollar	Chicago Mercantile	June 2011	$1,975,276	(17,424)
8	Euro-Dollar	Chicago Mercantile	September 2011	$1,971,076	(19,924)
8	Euro-Dollar	Chicago Mercantile	December 2011	$1,966,476	(21,324)
8	Euro-Dollar	Chicago Mercantile	March 2012	$1,962,275	(20,325)
5	Euro-Dollar	Chicago Mercantile	June 2012	$1,223,297	(11,453)
5	Euro-Dollar	Chicago Mercantile	September 2012	$1,220,485	(9,703)
5	Euro-Dollar	Chicago Mercantile	March 2013	$1,214,923	(7,515)

Total					$(1,254,967)

•	Credit default swaps on single-name issues - buy protection outstanding as of February 28, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

The Hershey Co.	1.00%	Credit Suisse International	12/20/14	$2,900	$(37,591)
Apache Corp.	1.00%	BNP Paribas SA	3/20/16	$1,130	(486)
Safeway, Inc.	1.00%	Citibank NA	3/20/16	$2,925	(19,887)

Total					$(57,964)

BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011	9

Schedule of Investments (continued)	Short-Term Bond Master Portfolio

•	Credit default swaps on single-name issues - sold protection outstanding as of February 28, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

Macy’s Inc.	1.00%	Citibank NA	3/20/16	BB+	$2,925	$(9,907)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of February 28, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.63% (a)	3-month LIBOR	Deutsche Bank AG	11/26/12	$33,400	$62,434
0.78% (a)	3-month LIBOR	Deutsche Bank AG	12/01/12	$29,900	(19,776)
0.67% (b)	3-month LIBOR	Deutsche Bank AG	12/08/12	$17,100	(26,295)
2.15% (a)	3-month LIBOR	Credit Suisse International	1/06/16	$10,100	64,873
2.70% (a)	3-month LIBOR	Deutsche Bank AG	10/28/20	$12,100	802,816
3.40% (b)	3-month LIBOR	Deutsche Bank AG	1/05/21	$5,100	(45,583)
3.44% (b)	3-month LIBOR	Deutsche Bank AG	1/05/21	$3,900	(22,321)
3.38% (b)	3-month LIBOR	Credit Suisse International	1/06/21	$3,300	(34,924)
3.39% (b)	3-month LIBOR	Credit Suisse International	1/06/21	$3,000	(30,772)
3.52% (a)	3-month LIBOR	Deutsche Bank AG	1/24/21	$3,700	(314)

Total					$750,138

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of February 28, 2011 in determining the fair valuation of the Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$106,969,076	$10,372,284	$117,341,360
Corporate Bonds	—	321,389,931	—	321,389,931
Foreign Agency Obligations	—	3,286,504	—	3,286,504
Non-Agency Mortgage-Backed Securities	—	147,172,658	4,637,663	151,810,321
Taxable Municipal Bonds	—	12,030,625	—	12,030,625
U.S. Government Sponsored Agency Securities	—	139,372,537	—	139,372,537
U.S. Treasury Obligations	—	32,310,594	—	32,310,594
Short-Term Securities	$1,281,362	—	—	1,281,362

Total	$1,281,362	$762,531,925	$15,009,947	$778,823,234

10	BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011

Schedule of Investments (concluded)	Short-Term Bond Master Portfolio

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$9,699	—	$9,699
Interest rate contracts	$103,982	930,123	—	1,034,105
Liabilities:
Credit contracts	—	(67,871)	—	(67,871)
Foreign currency exchange contracts	—	(1,068,550)	—	(1,068,550)
Interest rate contracts	(1,495,628)	(864,799)	—	(2,360,427)

Total	$(1,391,646)	$(1,061,398)	—	$(2,453,044)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage- Backed Securities	Total

Assets:
Balance, as of May 31, 2010	$21,905,289	$8,891,612	$30,796,901
Accrued discounts/premiums	16,028	5,265	21,293
Net realized gain	52,542	73,665	126,207
Net change in unrealized appreciation/depreciation[2]	487,004	20,619	507,623
Purchases	8,329,328	3,508,642	11,837,970
Sales	(7,849,393)	(4,142,119)	(11,991,512)
Transfers in3	—	—	—
Transfers out[3]	(12,568,514)	(3,720,021)	(16,288,535)

Balance, as of February 28, 2011	$10,372,284	$4,637,663	$15,009,947

[2]	The net change in unrealized appreciation/depreciation on securities still held at February 28, 2011 was $120,338.

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SHORT-TERM BOND FUND	FEBRUARY 28, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 27, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: April 27, 2011